Consolidated Statement of Profit or Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares [1]	Dec. 31, 2016 CNY (¥) ¥ / shares [1]
Profit or loss [abstract]
Revenue	$ 2,430,942	¥ 16,263,248	¥ 16,197,819	¥ 13,643,195
Cost of sales	(1,968,764)	(13,171,227)	(12,841,768)	(10,670,743)
Gross profit	462,178	3,092,021	3,356,051	2,972,452
Other operating income	30,663	205,143	532,117	117,954
Other operating expenses	(1,863)	(12,463)	(22,719)	(22,599)
Research and development costs	(66,915)	(447,668)	(608,181)	(588,007)
Selling, general and administrative costs	(232,360)	(1,554,512)	(1,652,855)	(1,500,273)
Operating profit	191,703	1,282,521	1,604,413	979,527
Finance costs	(16,904)	(113,088)	(100,439)	(79,683)
Share of (loss)/profit of associates and joint ventures, net of tax	1,739	11,634	10,054	(3,612)
Profit before tax	176,538	1,181,067	1,514,028	896,232
Income tax expense	(30,891)	(206,667)	(194,172)	(160,270)
Profit for the year	145,647	974,400	1,319,856	735,962
Attributable to:
Equity holders of the parent	103,925	695,266	888,809	525,177
Non-controlling interests	41,722	279,134	431,047	210,785
Profit for the year	$ 145,647	¥ 974,400	¥ 1,319,856	¥ 735,962
Earnings per share (dollar per share)
- Basic | (per share)	$ 2.54	¥ 17.02	¥ 21.80	¥ 13.12
- Diluted | (per share)	$ 2.54	¥ 17.02	¥ 21.80	¥ 13.12

[1]	Restated